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       SUPPLEMENT dated January 8, 1996 to Prospectus dated May 1, 1995

                        The Exchequer Variable Annuity



The following table replaces the table of ratings that appears on page 20 of the Prospectus. Please retain this information for future reference:


                     A.M. Best           A+(superior)
                   Duff & Phelp's            AAA
                     Moody's                 Aa2
                 Standard & Poor's           AAA
                Weiss Research, Inc.          A